UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-08683

TANAKA Funds, Inc.

 (Exact name of registrant as specified in charter)

369 Lexington Avenue New York, NY 10017

 (Address of principal executive offices) (Zip code)

Greg Getts

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(Name and address of agent for service)

Registrant's telephone number, including area code:  877-482-6252

Date of fiscal year end:   November 30

Date of reporting period:  November 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the  transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant  is required to disclose the  information  specified by Form N-CSR, and the  Commission  will make this  information  public.  A  registrant  is not required to respond to the  collection  of  information  contained in Form N-CSR unless the Form  displays a  currently  valid  Office of  Management  and Budget ("OMB")  control number.  Please direct comments  concerning the accuracy of the information  collection  burden  estimate and any  suggestions  for reducing the burden to Secretary,  Securities and Exchange Commission,  450 Fifth Street, NW, Washington,  DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. S 3507.

Item 1.  Reports to Stockholders.

TANAKA GROWTH FUND

ANNUAL REPORT

November 30, 2007

Fund Advisor:

Tanaka Capital Management, Inc.

369 Lexington Avenue

New York, NY 10017

Toll Free (877) 4TANAKA

January 2008

Dear TANAKA Growth Fund Shareholder,

Although the stock market gave up much of its gains in the last few months of 2007, the TANAKA Growth Fund delivered double digit returns.  In our fiscal year ending November 30, 2007, the Fund was up 18.8% versus returns of 7.7%, 12.0% and 9.4% for the S&P 500, Russell 3000 Growth Stock Index and the NASDAQ.  In the calendar year ending December 31, 2007, the Fund was up 14.0% versus gains of 5.5%, 11.6% and 9.8% on the S&P 500, Russell 3000 Growth Index and NASDAQ.

Again, we encourage our investors to focus on our long term track record.  In the almost 9 years since inception on December 30, 1998 through our fiscal year ending November 30, 2007, the cumulative net return on the Fund was 62.6% versus returns of 37.4%, 8.1% and 22.0% on the S&P 500, Russell 3000 Growth Index and NASDAQ.

In calendar 2007, the meager 5.5% total return on the S&P 500 fell far short of the 23% average return in the third year of the 14 other 4-year Presidential election cycles since 1950.  The relatively weak equity markets were a result of the excesses in the housing markets and overly aggressive subprime lending in the U.S., as well as excessively strong growth economic growth rates in China, India and other Emerging Economies which are putting upward pressure on oil and other global commodity prices.

We believed that the Federal Reserve under-reacted to the deteriorating subprime mortgage crisis and waited too long by beginning to drop interest rates in September.  Accordingly, in the last couple of months we grew more cautious and raised some cash in the Fund by selling some of our more cyclical names.

Last week the Fed scrambled to reduce interest rates a surprising 0.75% when it realized it was “behind the curve.”  If the Fed moves aggressively to reduce interest rates further, it may be able to avert an overall recession despite the further deterioration we expect in housing.

Given the unpleasant memories of the 2001-02 stock market decline, we are mindful that investors could be selling too quickly this cycle and could bid up stock prices just as quickly when they begin to determine the worst is behind us.  Stocks are now 40-50% cheap versus bonds, and financial assets are under-owned versus housing.  However, we believe it is preferable to be cautious, particularly after a good year last year.  While we wait for the right time to become more fully invested, we will continue to trim some holdings and take advantage of individual opportunities as they come up.

Thank you for your continued support of the TANAKA Growth Fund.

Sincerely,

Graham Y. Tanaka, CFA

The chart above assumes an initial investment of $10,000 made on December 30, 1998 (commencement of Fund operations) and held through May 31, 2007.  THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month may be obtained by calling 1-877-4TANAKA.

The Fund is a non-diversified fund.  The Fund may be subject to additional risk since it can invest in smaller capitalization companies including technology stocks, and it may invest up to 45% of its net assets in foreign securities, including multinational and emerging market securities.  You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  Please read the prospectus carefully before investing as it contains this and other infromation about the Fund.  You may obtain a current copy of the Fund's Prospectus by calling 1-877-4TANAKA.  Investment return and principal value fluctuate in response to the activities of individual companies and general market and economic conditions.

	Average Annual Returns
	(for the periods ended November 30, 2007)
						Since Inception
	One Month*	Six Month*	One Year	Three Year	Five Year	(December 30, 1998)
Tanaka Growth Fund, Class R **	-10.51%	5.86%	18.86%	9.79%	15.08%	5.60%
Russell 3000 Growth Index ***	-3.95%	1.76%	12.04%	10.14%	10.88%	0.87%
Nasdaq Composite Index ***	-6.93%	2.17%	9.42%	8.27%	12.47%	2.25%
S&P 500 Index ***	-4.26%	-2.38%	7.72%	10.09%	11.60%	3.62%

* Not Annualized

	Total Cumulative Returns
	(for the periods ended November, 2007)
						Since Inception
	One Month*	Six Month*	One Year	Three Year	Five Year	(December 30, 1998)
Tanaka Growth Fund, Class R **	-10.51%	5.86%	18.86%	32.36%	101.86%	62.60%
Russell 3000 Growth Index ***	-3.95%	1.76%	12.04%	33.61%	67.66%	8.07%
Nasdaq Composite Index ***	-6.93%	2.17%	9.42%	26.91%	79.94%	21.96%
S&P 500 Index ***	-4.26%	-2.38%	7.72%	33.43%	73.18%	37.38%

** In compliance with SEC guidelines, these results include maximum sales charges. Return figures reflect any change in price per share and assume the reinvestment of all distributions.

*** The Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees.

The Nasdaq Composite Index, S&P 500 Index, and Russell 3000 Growth Index are widely recognized unmanaged indices representative of broader markets and ranges of securities then are found in the Fund's portfolio.  Individuals cannot invest directly in an index.

	Tanaka Growth Fund
	Schedule of Investments
	November 30, 2007

Shares		Value

COMMON STOCKS - 100.38%

Accident & Health Insurance - 4.12%
3,620	Aflac, Inc.	$ 226,757

Biological Products - 1.28%
471,817	Mymetics Corp. *	70,773

Computer Peripheral Equipment - 4.29%
3,635	Sigma Designs, Inc. *	236,348

Electric Housewares & Fans - 0.47%
1,420	Helen of Troy Corp. *	25,745

Electronic & Other Electrical Equipment - 1.14%
1,640	General Electric Co.	62,796

Financial Services - 5.39%
51,693	Mass Financial Corp. *	297,235

Miscellaneous Chemical Product - 0.37%
26,820	Inksure Technologies, Inc. *	20,383

Pharmaceutical Preparations - 12.28%
1,635	Barr Pharmaceuticals, Inc. *	87,799
10,105	Biovail, Corp. (Canada)	154,505
14,283	KV Pharmaceutical Co. *	402,781
3,025	Pozen, Inc. *	31,551
		676,636
Primary Smelting & Refining of Nonferrous Metals - 0.66%
27,365	Blue Earth Refineries, Inc. *	36,122

Radio & TV Broadcasting & Communications Equipment - 3.10%
1,090	L-3 Communications Holdings, Inc.	120,608
1,234	Qualcomm, Inc.	50,323
		170,931
Radiotelephone Communications - 4.79%
4,785	NII Holdings, Inc. *	263,941

Retail-Eating Places - 1.69%
5,236	BJ Restaurants, Inc. *	93,148

Retail-Miscellaneous Shopping - 1.71%
3,982	Staples, Inc.	94,373

Wholesale-Industrial Machinery & Equipment - 7.49%
12,966	KHD Humboldt Wedag International, Ltd. (Hong Kong) *	412,578

Semiconductors & Related Devices - 9.41%
4,590	Intel Corp.	119,707
28,040	O2Micro International Ltd. *	398,729
		518,436
Services-Automotive Repair, Services & Parking - 0.76%
1,980	Monro Muffler Brake, Inc.	41,719

Services-Computer Integrated Systems Design - 4.75%
8,080	Scientific Games Corp. *	261,711

Services-Computer Programming - 4.42%
7,363	Amdocs Ltd. *	243,642

Services-Medical Laboratories - 7.33%
12,067	Bio-Reference Laboratories, Inc. *	403,882

Special Industry Machinery - 8.04%
5,147	ASML Holding NV *	178,858
14,050	Mattson Technology, Inc. *	115,772
16,045	Semitool, Inc. *	148,256
		442,886
Surgical & Medical Instruments - 10.87%
2,580	Bard C R, Inc.	218,087
9,055	China Medical Technologies, Inc. *	380,944
		599,031
Wholesale-Petroleum & Petroleum Products - 0.49%
245,630	Fuelnation, Inc. *	27,019

TOTAL FOR COMMON STOCKS (Cost $3,029,146) - 94.85%		$ 5,226,092

REAL ESTATE INVESTMENT TRUST - 0.48%
16,806	SWA (Australia) *	26,684

SHORT TERM INVESTMENTS - 5.04%
277,920	Huntington Investment Fund Class A 3.85% ** (Cost $277,920)	277,920

TOTAL INVESTMENTS (Cost $3,307,066) - 100.38%		$ 5,530,696

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.38)%		(20,677)

NET ASSETS - 100.00%		$ 5,510,019

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at November 30, 2007.
The accompanying notes are an integral part of these financial statements.

Tanaka Growth Fund
Statement of Assets and Liabilities
November 30, 2007

Assets:
Investments, at Value (Cost $3,307,066)	$ 5,530,696
Receivables:
Dividends and Interest	5,700
Prepaid Expenses	1,255
Total Assets	5,537,651
Liabilities:
Accrued Management Fees	3,895
Due to Advisor	10,372
Other Accrued Expenses	13,365
Total Liabilities	27,632
Net Assets	$ 5,510,019

Net Assets Consist of:
Capital Stock	$ 3,388
Paid In Capital	4,435,398
Accumulated Undistributed Realized Loss on Investments	(1,152,397)
Unrealized Appreciation in Value of Investments	2,223,630
Net Assets, for 338,902 Shares Outstanding	$ 5,510,019

Net Asset Value and Offering Price Per Share	$ 16.26

Minimum Redemption Price Per Share ($16.26*0.98) Note 3	$ 15.93

The accompanying notes are an integral part of these financial statements.

Tanaka Growth Fund
Statement of Operations
For the year ended November 30, 2007

Investment Income:
Dividends (net of foreign withholding taxes of $2,331)	$ 27,101
Interest	4,662
Total Investment Income	31,763

Expenses:
Advisory Fees (Note 3)	52,577
Audit Fees	12,000
Transfer Agent Fees	16,790
Legal Fees	16,339
Distribution Fees	13,144
Administrative Fees	5,258
Miscellaneous Fees	3,652
Custody Fees	3,825
Insurance Fees	2,468
Blue Sky Fees	2,325
Printing and Mailing Fees	1,635
Total Expenses	130,013
Fees Waived and Reimbursed by the Advisor (Note 3)	(1,199)
Net Expenses	128,814

Net Investment Loss	(97,051)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	381,431
Net Change in Unrealized Appreciation on Investments	608,455
Realized and Unrealized Gain on Investments	989,886

Net Increase in Net Assets Resulting from Operations	$ 892,835

The accompanying notes are an integral part of these financial statements.

Tanaka Growth Fund
Statements of Changes in Net Assets

	For the Years
	Ended
	11/30/2007	11/30/2006
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (97,051)	$ (95,078)
Net Realized Gain on Investments	381,431	235,080
Unrealized Appreciation on Investments	608,455	226,617
Net Increase in Net Assets Resulting from Operations	892,835	366,619

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	-	-
Net Change in Net Assets from Distributions	-	-

Capital Share Transactions (Note 5)	(348,212)	(480,563)

Total Increase (Decrease)	544,623	(113,944)

Net Assets:
Beginning of Period	4,965,396	5,079,340

End of Period (Including Undistributed Net Investment Loss of $0	$ 5,510,019	$ 4,965,396
and $0, respectively)

The accompanying notes are an integral part of these financial statements.

Tanaka Growth Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	For the Years Ended
	11/30/2007	11/30/2006	11/30/2005	11/30/2004	11/30/2003

Net Asset Value, at Beginning of Period	$ 13.68	$ 12.67	$ 12.29	$ 11.71	$ 8.04

Income From Investment Operations:
Net Investment Loss *	(0.28)	(0.24)	(0.21)	(0.19)	(0.14)
Net Gain on Securities (Realized and Unrealized)	2.86	1.25	0.59	0.77	3.81
Total from Investment Operations	2.58	1.01	0.38	0.58	3.67

Distributions	-	-	-	-	-

Net Asset Value, at End of Period	$ 16.26	$ 13.68	$ 12.67	$ 12.29	$ 11.71

Total Return **	18.86%	7.97%	3.09%	4.95%	45.65%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 5,510	$ 4,965	$ 5,079	$ 4,021	$ 3,914
Before Waivers
Ratio of Expenses to Average Net Assets	2.47%	2.69%	4.07%	4.38%	5.26%
Ratio of Net Investment Loss to Average Net Assets	(1.87)%	(2.15)%	(3.60)%	(4.16)%	(5.07)%
After Waivers
Ratio of Expenses to Average Net Assets	2.45%	2.45%	2.18%	1.75%	1.75%
Ratio of Net Investment Loss to Average Net Assets	(1.85)%	(1.91)%	(1.71)%	(1.53)%	(1.56)%
Portfolio Turnover	21.87%	12.87%	24.02%	18.49%	12.62%

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends, if any.
The accompanying notes are an integral part of these financial statements.

TANAKA GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2007

NOTE 1. ORGANIZATION

The TANAKA  Growth Fund (the "Fund") was  organized as a series of TANAKA Funds, Inc.,  a Maryland  corporation  (the  "Company")  on November 5, 1997;  the Fund commenced  operations  on December 30, 1998.  The Fund is registered under the

Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company.  The Fund's investment objective is to provide growth of capital. The Investment Advisor of the Fund is Tanaka Capital Management, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security  Valuation - Equity  securities are valued by using  market quotations,  but may be valued on the  basis of  prices  furnished  by a pricing service  when the  Advisor  believes  such  prices  accurately  reflect the fair market  value of such  securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When  market  quotations  are not readily available,  when the Advisor  determines that the market  quotation or the price provided by the pricing  service does not accurately  reflect the current market value  or  when  restricted  or  illiquid  securities  are  being  valued,  such securities  are  valued  as  determined  in  good  faith  by  the  Advisor,   in conformity with guidelines adopted by and subject to review of the Board.

Fixed income  securities  generally are valued by using market  quotations,  but may be valued on the basis of prices  furnished  by a pricing  service  when the Advisor  believes such prices  accurately  reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor  decides that a price  provided by the pricing  service does not  accurately  reflect the fair market value of the  securities,  when prices are not readily  available  from a pricing  service,  or when  restricted or illiquid  securities are being valued, securities  are  valued  at  fair  value  as  determined  in good  faith  by the Advisor,  subject  to  review  of the  Board.  Short-term  investments  in fixed income  securities with maturities of less than 60 days when acquired,  or which subsequently  are within 60 days of maturity,  are valued by using the amortized cost method of valuation,  which the Board has  determined  will  represent fair value.

Following the calculation of security  values in terms of the currency in which the market  quotation used is expressed  ("local  currency"),  the pricing agent shall,  prior  to the  next  determination  of the  NAV  of the  Fund's  shares, calculate  these values in terms of U.S. dollars on the basis of the conversion of the local  currencies (if other than U.S. dollars) into U.S. dollars at the rates  of  exchange  prevailing  at the  valuation  time  as  determined  by the pricing agent.

Fair Valuation – The investment in 16,806 shares of SWA real estate investment trust has been valued at $1.59 per share based on KHD Humboldt Wedag International, Ltd. valuation on its latest set of financial statements. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends  to  qualify  each  year  as  a  "regulated  investment  company"  under sub-chapter  M  of  the  Internal   Revenue  Code  of  1986,   as  amended,   by distributing substantially  all  of its  taxable  income  to its  shareholders.  Therefore, no federal tax provision is required.  If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.   The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income less foreign taxes withheld is  recorded  on  the ex-dividend   date  and  interest  income  is  recorded  on  an  accrual  basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis.  The Fund intends to distribute its net realized long-term capital  gains and its net  realized  short term capital  gains at least once a year.  Distributions to shareholders which are determined in accordance with income tax regulations are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.   These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified  in the  components  of the net  assets  based  on  their  ultimate characterization  for federal  income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Use of Estimates - The   preparation  of  financial   statements  in  conformity   with  accounting principles   generally  accepted  in  the  United  States  of   America requires management to make estimates and  assumptions  that affect the reported  amounts of assets and  liabilities  and disclosure of contingent  assets and liabilities at the date of the financial  statements  and the reported  amounts of increases and  decreases  in net  assets  from  operations  during the  reporting  period. Actual results could differ from those estimates.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Tanaka Capital Management, Inc. (the "Advisor") to manage the Fund's investments and act as Administrator to the Fund.  The Advisor was organized as a Delaware corporation in 1986.  Graham Y. Tanaka, portfolio manager and President of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio. Certain officers of the Advisor serve as director and officers of the Fund.

Under the terms of an Investment Advisory Agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board.  As compensation  for its  management  services,  the Fund is  obligated  to pay the Advisor a fee computed  and accrued  daily and paid monthly at an annual rate of 1.00% of the  average  daily net assets of the Fund.  For the year ended November 30, 2007, the Advisor earned a fee of $52,577 from the Fund.  The Advisor  has  contractually  agreed to waive all or a portion of its  management fees  and/or  reimburse  the Fund for the  expenses  it incurs,  but only to the extent  necessary to maintain  total annual  operating  expenses at 2.45% of the average  daily net assets, through  November 30, 2009.  For the year ended November 30, 2007, the Advisor waived fees of $1,199.  The Fund has agreed that any operating expenses of the Fund reimbursed or waived by the Advisor shall be repaid to the Advisor by the Fund in the first, second and third fiscal years following the year ending November 30, 2007 if the total expenses for the Fund for each such year or years, after giving effect to the repayment, do not exceed 2.45% of the average daily net assets (or any lower expense limitation or limitations to which the Advisor may agree).  At November 30, 2007, amounts subject to future recoupment are as follows:

Fiscal Year Ended	Recoverable Through	Fund
November 30, 2005	November 30, 2008	89,059
November 30, 2006	November 30, 2009	11,715
November 30, 2007	November 30, 2010	1,199

Under the terms of the Administrative Agreement, the Advisor will provide administrative services which are necessary for the day-to-day operations of the Fund.  As compensation for the administrative services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of .10% of the average daily net assets of the Fund.  For the year ended November 30, 2007, the Advisor earned a fee of $5,258 from the Fund.  The Fund owes the Advisor $6,960 for these fees at November 30, 2007, as the Advisor has not been paid this fee due to the expense reimbursement arrangement.

The  Fund has  adopted  a plan  pursuant  to Rule  12b-1 under  the  Investment Company Act of 1940 for each class of shares  authorized  (each  such  plan,  a "Distribution  Plan"). The Fund is obligated to pay a fee computed and accrued daily at an annual rate of 0.25% of the average daily net assets. The 12b-1 fees are paid to securities dealers and other financial institutions and organizations as compensation for services in connection with sales of shares of the Fund. Total fees incurred under the Distribution Plan for the year ended November 30, 2007 were $13,144. For the year ended November 30, 2007, the Advisor earned 12b-1 fees in the amount of $8,501 and was owed fees of $3,412.

Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed within 5 days after their purchase.  For the year ended November 30, 2007 no redemption fees were collected by the Fund from shareholder transactions.

NOTE 4. INVESTMENTS

For the year ended November 30, 2007, purchases and sales of investment securities, other than short-term investments and short-term government investments were as follows:

Amount
Purchases	$1,137,927
Sales	$1,757,639

As of November 30, 2007, the net unrealized appreciation of investments for tax purposes was as follows:

Amount
Gross Appreciation	$ 2,498,925
Gross Depreciation	(294,433)
Net Appreciation on Investments	$ 2,204,492

At November 30, 2007, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $3,326,204.  The difference between tax cost and book cost is due to prior year’s wash sales.

NOTE 5. CAPITAL SHARES

The Company is authorized to issue up to 250,000,000 shares of common stock, par value $0.01 per share, of which it currently has allocated 150,000,000 shares to the Fund.  Par value and paid in capital at November 30, 2007 was $4,438,786. Capital share transactions for the years ended November 30, 2007 and 2006 were as follows:

	Year Ended 11/30/07		Year Ended 11/30/06
	Shares	$ Amount	Shares	$ Amount
Shares sold	6,851	$ 106,402	18,422	$ 242,641
Shares issued in reinvestment of distributions	0	0	0	0
Shares redeemed	(30,788)	(454,614)	(56,332)	(723,204)
Net decrease	(23,937)	$(348,212)	(37,910)	$(480,563)

NOTE 6. CAPITAL LOSS CARRYFORWARDS

At November 30, 2007, the Fund had available for federal tax purposes unused capital loss carryforwards of $1,133,258, which are available for offset against future taxable net capital gains. These loss carryforwards expire as follows:

Year of Expiration	Amount
2010	$518,069
2011	$271,155
2012	$344,034

To the extent these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions to shareholders for the fiscal years ended November 30, 2007 and 2006.

As of November 30, 2007, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Capital loss carryforward	$ (1,133,258)
Unrealized appreciation	$ 2,204,492

NOTE 8. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard that based on their technical merits have a more than fifty percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”.  The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements.  The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).  The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied.  At this time, management is evaluating the implications of FAS 157, and the impact, if any, of this standard on the Fund’s financial statements has not yet been determined.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Directors of

TANAKA Funds, Inc.

We have audited the accompanying statement of assets and liabilities of the TANAKA Growth Fund (the Fund), a series of the TANAKA Funds, Inc., including the schedule of investments, as of November 30, 2007 and the related statement of operations for the year then ended, statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements based on our audits. The financial statements and financial highlights for the years ended November 30, 2005, 2004, and 2003 were audited by other auditors whose report dated January 20, 2006, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities and cash owned as of November 30, 2007, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the TANAKA Growth Fund as of November 30, 2007, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania
January 25, 2008

TANAKA GROWTH FUND
November 30, 2007 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of portfolio of investments.

40.00%
20.00%
0.00%
Basic Materials
0.65%
Cash Equivalents
5.03%
Discretionary
9.34%
Energy
0.49%
Financial
9.47%
Healthcare
31.65%
Industrial
10.78%
Other
0.48%
Technology
22.02%
Telecom
10.09%

Tanaka Growth Fund
Expense Illustration
November 30, 2007 (Unaudited)

Expense Example

As a shareholder of the Tanaka Growth Fund, you incur ongoing costs which typically consist of management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2007 through November 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	June 1, 2007	November 30, 2007	June 1, 2007 to November 30, 2007

Actual	$1,000.00	$1,058.59	$12.64
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,012.78	$12.36

* Expenses are equal to the Fund's annualized expense ratio of 2.45%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

TANAKA GROWTH FUND

ADDITIONAL INFORMATION

NOVEMBER 30, 2007 (UNAUDITED)

INVESTMENT ADVISORY RENEWAL

At the Board of Directors meeting held on December 13, 2006 the Board of Directors discussed the Fund and Tanaka Capital Management, Inc. (the “IA Agreement”), which was due to expire on December 14, 2006. During the meeting the Board members discussed the Board’s responsibilities and considerations when reviewing the Agreement.  Legal council advised the Board that there are five factors set forth by the SEC as minimum considerations, each of which must be visited when considering the renewal of the IA Agreement.  Legal council guided the Board through each consideration, including: (1) the nature, extent, and quality of the services to be provided by the investment advisor; (2) the investment performance of the fund and the investment advisor; (3) the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale for the benefit of fund investors.

The Board considered the fees charged by the Advisor in light of the services provided to the Fund by the Advisor.  After full review of the materials presented and careful consideration, the Board, with the independent Directors separately concurring, agreed that the fees charged by the Advisor were fair and reasonable in light of the services provided to the Fund.

The Board then discussed the nature, extent and quality of the Advisor’s services to the Fund.  In particular, the Board noted with approval the Advisor’s commitment to maintaining certain targeted expense ratios for the Fund, its efforts in providing comprehensive and consistent investment management to the Fund, and its efforts to maintain ongoing regulatory compliance for the Fund.  The Board noted for the record that it reviewed, on a quarterly basis, performance and management reports relating to the Fund, and those prior reviews were incorporated into the Board’s current considerations.

The Board discussed the Advisors current fee structure and whether such structure would allow the Fund to realize economies of scale as they grow.  The Board noted that the Advisor had been subsidizing the Fund’s operations since its inception and that the Advisor had a contractual right to recover certain of those expenses before the overall fund expense ratios would decrease.  Accordingly, it would be premature of the Board to consider economies of scale.

The Board next considered the investment performance of the Fund and the Advisor’s performance.  The Board generally approved of the Fund’s performance.  The Board noted with approval the Advisor’s ongoing efforts to maintain such consistent investment discipline.  The Board also noted with approval that although the Adviser’s business was not devoted exclusively to serving the Fund, the Advisor did not appear to realize any extraordinary ancillary benefits or profits deriving from its relationship with the Fund.

After full discussion and consideration, and being no further questions or comments from the Board, and upon motion made, seconded and unanimously approved, with the Independent Directors separately approving, the renewal of the IA Agreement for another year.

TANAKA GROWTH FUND

DIRECTORS AND OFFICERS

NOVEMBER 30, 2007 (UNAUDITED)

Each Director serves until the next annual meeting of shareholders or until his successor is duly elected. The Fund is not in a family of funds or a fund complex, and the only fund overseen by the Board is the Fund. The address of each Director and Officer is c/o Tanaka Capital Management, Inc., 369 Lexington Avenue, New York, New York 10017.

The following table provides information regarding each Director who is not an interested person of the

Company, as defined in the 1940 Act.

Name (Year of Birth)	Position(s) Held with Company (Length of Time Served)	Principal Occupations During Past 5 Years	Other Directorships Held by Director
David M. Fox (1948)	Director (since 1997)

President and CEO of David Fox & Associates, a television programming sales firm, since 2001; President and CEO of my TVshop.com, Inc., an internet company, from 1999 to 2001;  President and CEO of Unapix Entertainment, a television and film sales firm from 1992 to 1999.

None
Thomas R. Schwarz (1936)	Director (since 1997)	Retired; President and COO of Dunkin Donuts, Inc. from 1966 to 1989; CEO of Grossmans, Inc. from 1989 to 1994.	TransAct Technologies, Inc.
Scott D. Stooker (1954)	Director (since 1997)

President of Scott Stooker, Inc., a wine and  marketing consulting firm since January 1990.  Certified Wine Educator, The Society of Wine Educators.  Senior Wine Educator, Duckhorn Vineyards, since 2004.  Wine Consultant, Pride Mountain Vineyards, since 2006.

None

The following table provides information regarding each Director who is an interested person of the Company, as defined in the 1940 Act, and each officer of the Company.

Name (Year of Birth)	Position(s) Held with Company (Length of Time Served)	Principal Occupations During Past 5 Years	Other Directorships Held by Director
Graham Y. Tanaka (1948) *	Chairman, CEO and President (since 1997)	President of Tanaka Capital Management, Inc. since 1986.	TransAct Technologies, Inc.
Samuel Morrow (1984)	Treasurer, Secretary, CFO and CCO (since 2007)	Analyst at Tanaka Capital Management, Inc. since 2006.	None

* “Interested person”, as defined in the 1940 Act, of the Fund because of the affiliation with Tanaka Capital Management, Inc.

The Directors were paid no fees during the fiscal year ended November 30, 2007.

The Fund’s Statement of Additional Information (SAI) includes additional information about the trustees and is available, without charge, upon request. You may call toll-free 1-877-4TANAKA to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the twelve month period ended June 30, 2007, are available without charge upon request by (1) calling the Fund at 1-877-4TANAKA and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

DIRECTORS

Graham Y. Tanaka

David M. Fox

Thomas R. Schwarz

Scott D. Stooker

OFFICERS

Graham Y. Tanaka, Chairman and President

Samuel Morrow, Treasurer, Secretary, CFO, and Chief Compliance Officer

INVESTMENT ADVISOR

Tanaka Capital Management, Inc.

369 Lexington Avenue

New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA 19001

LEGAL COUNSEL

David Jones & Associates, P.C.

395 Sawdust Rd., Suite 2148

The Woodlands, TX 77380

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

TRANSFER AGENT

AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

The Fund’s Statement of Additional Information includes additional information about the Fund and is available upon request at no charge by calling the Fund.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that Mr. David Fox is an audit committee financial expert.  Mr. David Fox is independent for purposes of this Item 3.  He has acquired his attributes through education and experience.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY

[2006]

$ 10,000

FY

[2007]

$ 10,400

(b)

Audit-Related Fees

Registrant

[Adviser]

FY

[2006]

$

N/A

$

N/A

FY

[2007]

$

N/A

$

N/A

Nature of the fees:

(c)

Tax Fees

Registrant

[Adviser]

FY

[2006]

$

1,000

$

N/A

FY

[2007]

$

1,200

$

N/A

Nature of the fees:

(d)

All Other Fees

Registrant

[Adviser]

FY

[year]

$

N/A

$

N/A

FY

[year]

$

N/A

$

N/A

Nature of the fees:

(e)

(1)

Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Fund's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Fund if the engagement relates directly to the operations and financial reporting of the Fund, and (v) receive the auditor's specific representations as to their independence;

(2)

Percentages of Services Approved by the Audit Committee

Registrant

[Adviser]

Audit-Related Fees:

100

  %

%

Tax Fees:

100

  %

%

All Other Fees:

100

  %

%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

[Adviser]

FY

[2006]

$

1,000

$

0

FY

[2007]

$

1,200

$

0

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of February 7, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TANAKA Funds, Inc.

By      /s/ Graham Tanaka

*

       Graham Tanaka, President

Date     February 7, 2008

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By     /s/ Graham Tanaka

*

       Graham Tanaka, President

Date  February 7, 2008

By    /s/ Samuel Morrow

*

       Samuel Morrow, Chief Financial Officer

Date  February 7, 2008

* Print the name and title of each signing officer under his or her signature.